Offerings - Offering: 1	Aug. 07, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Subordinate Voting Shares
Amount Registered	24,417,212
Proposed Maximum Offering Price per Unit	6.14
Maximum Aggregate Offering Price	$ 149,921,681.68
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,953.01
Offering Note

(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional Subordinate Voting Shares of the Registrant that may become issuable under the Green Thumb Industries Inc. 2018 Stock and Incentive Plan, as amended as a result of any stock dividend, stock split or other similar transaction which results in an increase in the number of shares of the Registrant’s outstanding Subordinate Voting Shares.

(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act and based upon the average of the high and low prices of Subordinate Voting Shares, as reported on the OTCQX Best Market on August 1, 2025, which date is within five business days prior to the filing of this Registration Statement, which was $6.14 per share.